Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$18,739,888.35	0.6509166	$9,540,614.25	0.3313864	$9,199,274.10
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$63,099,888.35	0.0417540	$53,900,614.25	0.0356667	$9,199,274.10

Weighted Avg. Coupon (WAC)	4.74%		4.78%
Weighted Avg. Remaining Maturity (WARM)	15.48		14.73
Pool Receivables Balance	$94,666,476.12		$85,399,768.74
Remaining Number of Receivables	20,909		20,203

Adjusted Pool Balance	$94,227,085.16		$85,027,811.06

III. COLLECTIONS

Principal:
Principal Collections	$9,040,324.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$167,730.91
Total Principal Collections	$9,208,055.65

Interest:
Interest Collections	$367,466.81
Late Fees & Other Charges	$40,471.10
Interest on Repurchase Principal	$-
Total Interest Collections	$407,937.91

Collection Account Interest	$1,840.11
Reserve Account Interest	$1,674.44
Servicer Advances	$-

Total Collections	$9,619,508.11

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$9,619,508.11
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$17,401,307.31

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$78,888.73	$-	$78,888.73	$78,888.73
	Collection Account Interest					$1,840.11
	Late Fees & Other Charges					$40,471.10
Total due to Servicer						$121,199.94

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$16,553.57		$16,553.57	$16,553.57

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

	Available Funds Remaining:					$9,429,261.93

	Reserve Account Release					$-
	Reserve Account Draw					$-

7.	Regular Principal Distribution Amount:					$9,199,274.10

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2 Notes		$-
	Class A-3 Notes		$-
	Class A-4 Notes		$-
	Class A Notes Total:	$-	$-
	Class B Notes Total:	$9,199,274.10	$9,199,274.10
	Class C Notes Total:	$-	$-
	Total Noteholders Principal	$9,199,274.10	$9,199,274.10

8.	Required Deposit to Reserve Account			0.00

9.	Trustee Expenses			0.00

10.	Remaining Available Collections Released to Certificateholder			229,987.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$439,390.96
Beginning Period Amount	$439,390.96
Current Period Amortization	$67,433.28
Ending Period Required Amount	$371,957.68
Ending Period Amount	$371,957.68
Next Distribution Date Amount	$311,438.02

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	33.03%	36.61%	36.61%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	96.96%	19,588	95.04%	$81,161,234.17
30 - 60 Days	2.44%	492	3.93%	$3,353,514.38
61 - 90 Days	0.52%	105	0.90%	$772,298.27
91-120 Days	0.09%	18	0.13%	$112,721.92
121 + Days	0.00%	0	0.00%	$-
Total		20,203		$85,399,768.74

Delinquent Receivables 30+ Days Past Due
Current Period	3.04%	615	4.96%	$4,238,534.57
1st Preceding Collection Period	2.98%	623	4.71%	$4,458,315.21
2nd Preceding Collection Period	2.63%	566	4.13%	$4,301,832.66
3rd Preceding Collection Period	2.75%	609	4.23%	$4,840,371.37
Four-Month Average	2.85%		4.51%

Repossession in Current Period		16		$80,280.84
Repossession Inventory		42		$66,081.43

Current Charge-Offs
Gross Principal of Charge-Offs				$226,382.64
Recoveries				$(167,730.91)
Net Loss				$58,651.73

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.74%

Average Pool Balance for Current Period				$90,033,122.43

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.78%
1st Preceding Collection Period				0.40%
2nd Preceding Collection Period				-0.36%
3rd Preceding Collection Period				0.06%
Four-Month Average				0.22%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	32	2,672	$37,717,448.71
Recoveries	28	2,487	$(24,963,878.12)
Net Loss			$12,753,570.59
Cumulative Net Loss as a % of Initial Pool Balance			0.81%

Net Loss for Receivables that have experienced a Net Loss *	27	2,183	$12,936,121.19
Average Net Loss for Receivables that have experienced a Net Loss			$5,925.85

Principal Balance of Extensions			$460,487.57
Number of Extensions			67

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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